9. ASSET RETIREMENT OBLIGATIONS (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligations Details
Asset retirement obligations, beginning of period	$ 2,271,999	$ 2,331,865	$ 86,277
Additions to asset retirement obligation	21,615	44,305	2,432,961
Liabilities settled during the period	(47,807)	(100,704)	(201,206)
Accretion of discount	79,413	273,564	13,833
Revision of estimate	0	(277,031)	0
Asset retirement obligations, end of period	$ 2,325,220	$ 2,271,999	$ 2,331,865